COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 20 — COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, including legal proceedings and claims arising out of its business, covering a wide range of matters, such as government investigations and tax matters. In accordance with ASC No. 450-20, Loss Contingencies, the Company records accruals for such contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

On March 24, 2026, the Company was named as a defendant in a putative securities class action lawsuit relating to alleged disclosures in connection with its initial public offering. The Company believes the claims are without merit and intends to vigorously defend the action. As of December 31, 2025 and through the date the consolidated financial statements were available to be issued, the Company has not been formally served with the complaint. At this stage, the Company is unable to reasonably estimate the possible loss, if any. Accordingly, no provision has been recognized in the consolidated financial statements.

On April 26, 2024, a subsidiary of the Company, DPL, obtained a long-term working capital loan from a financial institution in the amount of S$500,000. The loan bore a fixed interest rate of 8.0% per annum. This loan was fully repaid in November 2025.

On May 2, 2024, another subsidiary of the Company, TSPL, obtained a long-term working capital loan from a financial institution in the amount of S$350,000. The loan bears a fixed interest rate of 7.75% per annum and is repayable in monthly instalments over its term. The company is committed to pay a total working capital loan of approximately S$253,409 in the future.

On July 7, 2023, DPL entered into a lease agreement for a lease term of 3 years for office space at 336 Smith Street, #10-303, Singapore 050336. The Company is committed to pay a total rental fee of approximately S$8,864 in the future.

On June 28, 2024, TSPL entered into a lease agreement for a lease term of 3 years for office space at 336 Smith Street, #06-303, Singapore 050336. The Company is committed to pay a total rental fee of approximately S$36,923 in the future.